Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON GLOBAL TRUST
Prospectus Date	rr_ProspectusDate	Aug. 19, 2016
Document Creation Date	dei_DocumentCreationDate	Aug. 18, 2016